Deposits (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Time Deposits, $100,000 or More	$ 48,800,000	$ 49,200,000
Scheduled maturities of time deposits
2014	76,217,000
2015	7,811,000
2016	9,013,000
2017	4,072,000
2018	11,581,000
Thereafter	753,000
Total	$ 109,447,000